FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Loans Receivable (Details) - USD ($) $ in Thousands		3 Months Ended
	Oct. 31, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term			$ 1,915	$ 1,695
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, short-term			1,119
Kurvana
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term			603	0
Spark'd
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, short-term					$ 1,000
Loans receivable, long-term			0	866
Interest rate (in percent)					9.50%
Loans receivable, term (in years)		1 year
Illinois Incubator
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term			832	829
Kolaboration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, short-term			1,100
Loans receivable, long-term			$ 1,700
Interest rate (in percent)			8.00%
Loans receivable, term (in years)	18 months
Kolaboration | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term			$ 480	$ 0